Discontinued operations and assets held for sale - Segment analysis of discontinued operations - Vodafone Spain (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Acquisitions and disposals
Revenue	€ 37,448	€ 36,717	€ 37,672
Cost of sales	(24,929)	(24,459)	(24,359)
Gross profit	12,519	12,258	13,313
Selling and distribution expenses	(2,934)	(2,674)	(2,777)
Administrative expenses	(5,447)	(5,768)	(5,351)
Net credit losses on financial assets	(476)	(491)	(505)
Operating profit	(411)	3,665	14,451
Investment income	864	581	232
Financing costs	(1,931)	(2,626)	(1,609)
Profit/(loss) before taxation	(1,478)	1,620	13,074
Income tax credit	110
Profit/(loss) for the financial year from discontinued operations	(22)	(65)	(247)
Vodafone Spain, Discontinued operations
Acquisitions and disposals
Revenue	603	3,773	3,675
Cost of sales	(321)	(2,593)	(2,959)
Gross profit	282	1,180	716
Selling and distribution expenses	(27)	(259)	(314)
Administrative expenses	(34)	(435)	(575)
Net credit losses on financial assets	(15)	(120)	(35)
Other expense		0	(122)
Operating profit	206	366	(330)
Investment income	3	29	16
Financing costs	(8)	(56)	(26)
Profit/(loss) before taxation	201	339	(340)
Income tax credit	0	1	0
Profit/(loss) after tax of discontinued operations	201	340	(340)
After tax loss on the re-measurement of disposal group		(345)
Loss on sale of disposal group	(148)
Profit/(loss) for the financial year from discontinued operations	53	(5)	(340)
Attributable to owners of the parent	€ 53	€ (5)	€ (340)